UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—92.1%

ADVERTISING—0.7%
Focus Media Holding Ltd.#*	339,300	$6,151,509

AEROSPACE & DEFENSE—0.9%
Goodrich Corp.	26,100	1,901,907
Lockheed Martin Corp.	24,000	1,803,600
United Technologies Corp.	67,500	4,799,250
		8,504,757
AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	71,700	5,918,835
United Parcel Service Inc., Cl. B	225,700	14,670,500
		20,589,335
APPLICATION SOFTWARE—1.7%
Adobe Systems Inc. *	297,700	8,549,944
Nice Systems Ltd. #*	91,700	2,629,039
Synopsys Inc. *	184,700	4,033,848
		15,212,831
AUTO PARTS & EQUIPMENT—0.8%
Lear Corp.*	92,700	7,246,359

BIOTECHNOLOGY—1.8%
Amgen Inc. *	176,800	9,640,904
Human Genome Sciences Inc. *	256,900	6,663,986
		16,304,890
COAL & CONSUMABLE FUELS—1.5%
Peabody Energy Corp.	304,400	13,743,660

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems Inc. *	523,600	12,079,452
Qualcomm Inc.	267,200	10,174,976
		22,254,428
COMPUTER HARDWARE—10.6%
Apple Inc. *§	174,800	44,967,300
Hewlett-Packard Co. §	1,114,200	51,297,768
		96,265,068
COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp. *	309,200	6,119,068
Smart Technologies Inc., Cl. A *	191,900	2,953,341
		9,072,409
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
ArvinMeritor Inc. *	335,400	5,503,914
Caterpillar Inc.	22,000	1,534,500
Cummins Inc.	65,200	5,190,572
Terex Corp. *	46,700	921,858
		13,150,844
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Mastercard Inc.	81,600	17,139,264

DEPARTMENT STORES—0.7%
Kohl’s Corp.*	140,700	6,709,983

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED CHEMICALS—0.1%
Eastman Chemical Co.	20,100	$1,259,064

DIVERSIFIED METALS & MINING—0.3%
Freeport-McMoRan Copper & Gold Inc.	33,100	2,367,974

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services Inc.	128,900	4,106,754

FERTILIZERS & AGRICULTURAL CHEMICALS—1.2%
Monsanto Co.	88,000	5,089,920
Mosaic Co., /The	118,800	5,660,820
		10,750,740
FOOTWEAR—0.6%
NIKE Inc., Cl. B	70,800	5,213,712

GOLD—0.8%
Yamana Gold Inc.	728,800	6,865,296

HEALTH CARE EQUIPMENT—2.8%
Covidien PLC	485,840	18,131,549
Insulet Corp. *	133,500	1,974,465
Zimmer Holdings Inc. *	91,900	4,869,781
		24,975,795
HEALTH CARE FACILITIES—1.0%
Community Health Systems Inc. *	50,500	1,637,715
Health Management Associates Inc., Cl. A *	409,600	2,932,736
Universal Health Services Inc., Cl. B	126,500	4,550,205
		9,120,656
HEALTH CARE SERVICES—0.7%
Medco Health Solutions Inc.*	125,700	6,033,600

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	947,000	11,250,360

HOME IMPROVEMENT RETAIL—0.5%
Lowe’s Companies, Inc.	202,100	4,191,554

HOTELS RESORTS & CRUISE LINES—1.0%
Wyndham Worldwide Corporation	343,600	8,772,108

HOUSEHOLD APPLIANCES—0.4%
Stanley Black & Decker Inc.	64,800	3,759,696

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	44,000	1,958,440

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores Inc.	231,110	11,830,521

INDUSTRIAL CONGLOMERATES—2.9%
3M Co.	105,800	9,050,132
Tyco International Ltd.	419,800	16,069,944
		25,120,076
INDUSTRIAL MACHINERY—1.2%
Ingersoll-Rand PLC	287,500	10,769,750

INDUSTRIAL REITS—0.1%
Dupont Fabros Technology Inc.	34,500	870,780

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTEGRATED OIL & GAS—3.3%
Chevron Corp. §	272,900	$20,797,709
ConocoPhillips	163,600	9,033,992
		29,831,701
INTERNET RETAIL—0.9%
Amazon.com Inc. *	60,400	7,120,556
Expedia Inc.	26,800	607,824
		7,728,380
INTERNET SOFTWARE & SERVICES—7.7%
eBay Inc. *	74,800	1,564,068
Google Inc., Cl. A *	26,800	12,993,980
GSI Commerce Inc. *	490,650	11,049,438
IAC/InterActiveCorp. *	674,400	16,860,000
Sina Corp. *	288,200	12,329,196
Yahoo! Inc. *	1,090,500	15,136,140
		69,932,822
INVESTMENT BANKING & BROKERAGE—0.2%
Morgan Stanley	55,700	1,503,343

IT CONSULTING & OTHER SERVICES—0.9%
International Business Machines Corp.	63,600	8,166,240

LEISURE PRODUCTS—1.3%
Phillips-Van Heusen Corp.	244,500	12,687,105

LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp.	75,753	1,972,608
MetLife Inc.	154,400	6,494,064
		8,466,672
LIFE SCIENCES TOOLS & SERVICES—1.0%
Life Technologies Corp. *	29,790	1,280,672
Thermo Fisher Scientific Inc. *	177,900	7,980,594
		9,261,266
MANAGED HEALTH CARE—0.5%
UnitedHealth Group Inc.	59,400	1,808,730
WellPoint Inc. *	49,000	2,485,280
		4,294,010
MARINE PORTS & SERVICES—0.4%
Aegean Marine Petroleum Network Inc.	193,000	3,968,080

METAL & GLASS CONTAINERS—1.6%
Ball Corp.	137,000	7,978,880
Pactiv Corp. *	221,100	6,725,862
		14,704,742
MOVIES & ENTERTAINMENT—0.1%
Regal Entertainment Group, Cl. A	72,400	966,540

OIL & GAS EQUIPMENT & SERVICES—1.3%
Halliburton Company	66,300	1,981,044
Schlumberger Ltd.	171,800	10,249,588
		12,230,632
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Devon Energy Corp.	180,000	11,248,200

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Nexen Inc.	491,600	$10,176,120
Plains Exploration & Production Co. *	147,200	3,319,360
		24,743,680
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Magellan Midstream Partners LP	31,874	1,557,045

OTHER DIVERSIFIED FINANCIAL SERVICES—3.2%
Bank of America Corp.	539,100	7,568,964
BM&F Bovespa SA	702,400	5,173,077
JPMorgan Chase & Co.	418,000	16,837,040
		29,579,081
PHARMACEUTICALS—3.5%
Abbott Laboratories §	296,200	14,537,496
Auxilium Pharmaceuticals Inc. *	62,400	1,407,744
Pfizer Inc.	1,091,300	16,369,500
		32,314,740
PROPERTY & CASUALTY INSURANCE—0.8%
Travelers Cos., Inc., /The	139,900	7,057,955

RAILROADS—1.4%
CSX Corp.	146,600	7,728,752
Union Pacific Corp.	71,100	5,309,037
		13,037,789
RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	59,200	2,092,720

RESTAURANTS—1.2%
McDonald’s Corp.	158,200	11,031,286

SEMICONDUCTOR EQUIPMENT—2.1%
Lam Research Corp.*	448,999	18,943,268

SEMICONDUCTORS—3.3%
Broadcom Corp., Cl. A	60,700	2,187,021
Marvell Technology Group Ltd. *	1,432,860	21,378,271
ON Semiconductor Corp. *	508,000	3,429,000
Skyworks Solutions Inc. *	170,000	2,980,100
		29,974,392
SOFT DRINKS—2.0%
PepsiCo Inc.	270,400	17,551,664

SPECIALIZED FINANCE—0.5%
CME Group Inc.	16,900	4,711,720

STEEL—0.8%
Cliffs Natural Resources Inc.	134,800	7,625,636

SYSTEMS SOFTWARE—3.4%
Microsoft Corp.	475,900	12,282,979
Oracle Corp.	770,200	18,207,528
		30,490,507
TOBACCO—1.1%
Philip Morris International Inc.	198,750	10,144,200

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TRUCKING—1.0%
Hertz Global Holdings Inc.*	786,300	$9,231,162

TOTAL COMMON STOCKS (Cost $877,047,011)		835,390,591

PURCHASE AGREEMENT—0.9%

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Concho Resources Inc.*,(L2) (Cost $7,337,921)	161,985	8,258,481

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—5.7%

TIME DEPOSITS—5.7%
Citibank, London, 0.03%, 8/2/10(L2)	34,000,000	34,000,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	17,941,859	17,941,859
TOTAL TIME DEPOSITS (Cost $51,941,859)		51,941,859

Total Investments (Cost $936,326,791)(a)	98.7%	895,590,931
Other Assets in Excess of Liabilities	1.3	12,229,047

NET ASSETS	100.0%	$907,819,978

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

§	All or a portion of this security is held as collateral for long dated settlements.
*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $946,026,620 amounted to $50,435,689 which consisted of aggregate gross unrealized appreciation of $26,170,883 and aggregate gross unrealized depreciation of $76,606,572.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER LARGE CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—98.3%

AEROSPACE & DEFENSE—3.2%
Boeing Co., /The	2,150	$146,501
General Dynamics Corp.	3,800	232,750
Lockheed Martin Corp.	3,350	251,753
United Technologies Corp.	3,650	259,514
		890,518
AIR FREIGHT & LOGISTICS—1.8%
FedEx Corp.	2,150	177,483
United Parcel Service Inc., Cl. B	4,550	295,750
		473,233
AIRLINES—0.3%
Delta Air Lines Inc.*	5,800	68,904

APPLICATION SOFTWARE—0.8%
Adobe Systems Inc.*	7,200	206,784

ASSET MANAGEMENT & CUSTODY BANKS—1.2%
BlackRock Inc.	1,200	188,988
Invesco Ltd.	6,800	132,872
		321,860
BIOTECHNOLOGY—2.4%
Amgen Inc. *	4,850	264,470
Celgene Corp. *	3,350	184,753
Gilead Sciences Inc. *	5,600	186,592
		635,815
COAL & CONSUMABLE FUELS—1.1%
Peabody Energy Corp.	6,550	295,733

COMMUNICATIONS EQUIPMENT—3.7%
Cisco Systems Inc. *	26,700	615,969
Qualcomm Inc.	9,800	373,184
		989,153
COMPUTER & ELECTRONICS RETAIL—0.6%
Best Buy Co., Inc.	4,700	162,902

COMPUTER HARDWARE—7.1%
Apple Inc. *	4,950	1,273,387
Hewlett-Packard Co.	13,850	637,654
		1,911,041
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp.*	16,500	326,535

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Deere & Co.	2,350	156,698

DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Mastercard Inc.	1,750	367,570
Visa Inc., Cl. A	3,250	238,388
		605,958
DEPARTMENT STORES—1.0%
Kohl’s Corp.*	5,750	274,218

DIVERSIFIED CHEMICALS—0.8%
EI Du Pont de Nemours & Co.	5,350	217,585

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED METALS & MINING—0.3%
Freeport-McMoRan Copper & Gold Inc.	1,250	$89,425

DRUG RETAIL—1.8%
CVS Caremark Corp.	7,850	240,917
Walgreen Co.	8,900	254,095
		495,012
ELECTRIC UTILITIES—1.0%
Southern Co.	7,500	264,975

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Republic Services Inc.	8,600	273,996

FERTILIZERS & AGRICULTURAL CHEMICALS—1.5%
Monsanto Co.	3,600	208,223
Potash Corporation of Saskatchewan Inc.	1,800	188,766
		396,989
FOOD RETAIL—0.5%
Kroger Co., /The	6,450	136,611

FOOTWEAR—1.0%
NIKE Inc., Cl. B	3,800	279,832

FOREST PRODUCTS—0.7%
Weyerhaeuser Company	11,054	179,296

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	4,450	228,374

GOLD—1.1%
Goldcorp Inc.	7,300	285,722

HEALTH CARE EQUIPMENT—2.3%
Baxter International Inc.	2,500	109,425
Covidien PLC	6,850	255,641
Stryker Corp.	2,650	123,411
Zimmer Holdings Inc. *	2,450	129,826
		618,303
HEALTH CARE SERVICES—1.0%
Medco Health Solutions Inc.*	5,700	273,600

HOME ENTERTAINMENT SOFTWARE—2.0%
Activision Blizzard Inc.	27,200	323,136
Electronic Arts Inc. *	12,850	204,701
		527,837
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	13,250	274,805

HOTELS RESORTS & CRUISE LINES—1.0%
Carnival Corp.	7,500	260,100

HOUSEHOLD APPLIANCES—0.6%
Stanley Black & Decker Inc.	2,700	156,654

HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	6,050	370,018

HYPERMARKETS & SUPER CENTERS—2.0%
Wal-Mart Stores Inc.	10,600	542,614

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL CONGLOMERATES—2.3%
3M Co.	3,700	$316,498
Tyco International Ltd.	8,500	325,380
		641,878
INDUSTRIAL GASES—0.6%
Praxair Inc.	1,950	169,299

INDUSTRIAL MACHINERY—0.9%
Illinois Tool Works Inc.	5,400	234,900

INTEGRATED OIL & GAS—3.0%
Chevron Corp.	7,050	537,280
Exxon Mobil Corp.	4,800	286,464
		823,744
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications Inc.	5,550	161,283

INTERNET RETAIL—1.2%
Amazon.com Inc.*	2,700	318,303

INTERNET SOFTWARE & SERVICES—4.7%
eBay Inc. *	12,700	265,557
Google Inc., Cl. A *	1,502	728,244
Yahoo! Inc. *	20,800	288,704
		1,282,505
INVESTMENT BANKING & BROKERAGE—1.1%
Charles Schwab Corp., /The	11,600	171,564
Morgan Stanley	4,950	133,601
		305,165
IT CONSULTING & OTHER SERVICES—2.9%
Cognizant Technology Solutions Corp., Cl. A *	3,500	190,960
International Business Machines Corp.	4,600	590,640
		781,600
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	4,850	217,571

MANAGED HEALTH CARE—0.7%
UnitedHealth Group Inc.	5,850	178,133

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., Cl. B	6,850	226,324

OIL & GAS EQUIPMENT & SERVICES—1.5%
Schlumberger Ltd.	5,650	337,079
Weatherford International Ltd. *	4,150	67,230
		404,309
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Devon Energy Corp.	5,750	359,318
Nexen Inc.	12,350	255,645
		614,963
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Enterprise Products Partners LP	3,500	132,265

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
Bank of America Corp.	17,850	250,614

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—(CONT.)
JPMorgan Chase & Co.	7,750	$312,169
		562,783
PACKAGED FOODS & MEATS—0.8%
Kraft Foods Inc., Cl. A	7,850	229,299

PHARMACEUTICALS—5.5%
Abbott Laboratories	7,650	375,462
Allergan Inc.	3,100	189,286
Johnson & Johnson	5,200	302,068
Pfizer Inc.	28,350	425,249
Teva Pharmaceutical Industries Ltd. #	4,700	229,595
		1,521,660
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos., Inc., /The	4,600	232,070

RAILROADS—1.1%
CSX Corp.	5,550	292,596

RESTAURANTS—1.3%
McDonald’s Corp.	4,650	324,244

SEMICONDUCTORS—2.9%
Broadcom Corp., Cl. A	4,500	162,135
Intel Corp.	15,450	318,270
Marvell Technology Group Ltd. *	20,300	302,876
		783,281
SOFT DRINKS—2.6%
Coca-Cola Co., /The	6,600	363,725
PepsiCo Inc.	5,150	334,287
		698,012
SPECIALIZED FINANCE—0.9%
CME Group Inc.	912	254,266

STEEL—0.8%
Cliffs Natural Resources Inc.	4,050	229,109

SYSTEMS SOFTWARE—4.3%
Microsoft Corp.	27,950	721,389
Oracle Corp.	18,600	439,704
		1,161,093
TOBACCO—2.2%
Altria Group Inc.	8,950	198,332
Philip Morris International Inc.	7,650	390,456
		588,788
TOTAL COMMON STOCKS (Cost $27,894,187)		26,560,543

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—1.2%

TIME DEPOSITS—1.2%
Citibank, London, 0.03%, 8/02/10(L2) (Cost $331,454)	$331,454	$331,454

Total Investments (Cost $28,225,641)(a)	99.5%	26,891,997
Other Assets in Excess of Liabilities	0.5	131,248

NET ASSETS	100.0%	$27,023,245

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $28,619,949 amounted to $1,727,952 which consisted of aggregate gross unrealized appreciation of $1,439,577 and aggregate gross unrealized depreciation of $3,167,529.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH  INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—96.4%

ADVERTISING—0.6%
Focus Media Holding Ltd.#*	245,900	$4,458,167

AEROSPACE & DEFENSE—0.9%
Goodrich Corp.	92,900	6,769,623

APPAREL RETAIL—2.3%
Chico’s FAS Inc.	615,200	5,764,424
J Crew Group Inc. *	137,400	4,895,562
TJX Cos., Inc.	141,300	5,866,776
Urban Outfitters Inc. *	58,900	1,894,224
		18,420,986
APPLICATION SOFTWARE—5.2%
Informatica Corp. *	276,000	8,315,880
Nice Systems Ltd. #*	439,100	12,588,996
Pegasystems Inc.	335,400	10,316,904
Salesforce.com Inc. *	42,500	4,205,375
Synopsys Inc. *	275,500	6,016,920
		41,444,075
ASSET MANAGEMENT & CUSTODY BANKS—4.3%
BlackRock Inc.	78,300	12,331,467
Invesco Ltd.	316,700	6,188,318
T. Rowe Price Group Inc.	309,100	14,907,893
		33,427,678
BIOTECHNOLOGY—3.9%
China Nuokang Bio-Pharmaceutical Inc. #*	775,962	3,965,166
Human Genome Sciences Inc. *	481,400	12,487,516
Metabolix Inc. *	1,050,360	14,831,083
		31,283,765
BROADCASTING & CABLE TV—1.0%
Discovery Communications Inc., Series A *	105,000	4,054,050
Discovery Communications Inc., Series C *	123,400	4,242,492
		8,296,542
COAL & CONSUMABLE FUELS—1.9%
Patriot Coal Corp. *	538,900	6,499,134
Peabody Energy Corp.	191,100	8,628,165
		15,127,299
COMMUNICATIONS EQUIPMENT—0.4%
Brocade Communications Systems Inc.*	694,200	3,436,290

COMPUTER & ELECTRONICS RETAIL—0.8%
Best Buy Co., Inc.	100,300	3,476,398
GameStop Corp., Cl. A *	156,400	3,135,820
		6,612,218
COMPUTER HARDWARE—0.7%
Teradata Corp.*	171,000	5,437,800

COMPUTER STORAGE & PERIPHERALS—2.0%
NetApp Inc. *	110,500	4,674,150
Seagate Technology *	687,500	8,628,125
Smart Technologies Inc., Cl. A *	168,800	2,597,832
		15,900,107

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—0.7%
Chicago Bridge & Iron Co., NV#*	240,900	$5,422,659

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.4%
Bucyrus International Inc.	191,700	11,927,574
Westport Innovations Inc. *	347,300	6,907,797
		18,835,371
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Echo Global Logistics Inc. *	287,485	3,438,321
Fiserv Inc. *	87,900	4,403,790
		7,842,111
DIVERSIFIED BANKS—0.5%
Comerica Inc.	106,500	4,085,340

DIVERSIFIED METALS & MINING—0.9%
Walter Energy, Inc.	95,400	6,802,020

ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
General Cable Corp.*	435,400	11,555,516

ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Clean Harbors, Inc. *	15,100	953,716
Stericycle Inc. *	175,500	11,056,500
		12,010,216
FOOD RETAIL—0.4%
Whole Foods Market Inc.*	75,100	2,851,547

FOREST PRODUCTS—1.0%
Weyerhaeuser Company	493,358	8,002,267

GOLD—0.5%
Yamana Gold Inc.	397,100	3,740,682

HEALTH CARE EQUIPMENT—5.5%
Hologic Inc. *	358,400	5,067,776
Insulet Corp. *	319,400	4,723,926
Intuitive Surgical Inc. *	42,600	13,988,562
Mindray Medical International Ltd. #	224,400	6,942,936
NuVasive Inc. *	210,300	6,891,531
Varian Medical Systems, Inc. *	93,800	5,177,760
		42,792,491
HEALTH CARE FACILITIES—2.0%
Select Medical Holdings Corp. *	1,600,300	10,481,965
Universal Health Services Inc., Cl. B	160,800	5,783,976
		16,265,941
HOME ENTERTAINMENT SOFTWARE—1.4%
Activision Blizzard Inc. §	937,500	11,137,500
RealD Inc. *	12,000	204,000
		11,341,500
HOME FURNISHING RETAIL—0.6%
Bed Bath & Beyond Inc.*	134,500	5,094,860

HOMEBUILDING—1.2%
Lennar Corp., Cl. A	660,800	9,760,016

HOTELS RESORTS & CRUISE LINES—3.0%
Ctrip.com International Ltd. #*	91,200	3,671,712

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—(CONT.)
Home Inns & Hotels Management Inc. #*	170,500	$7,172,935
Interval Leisure Group *	309,500	4,305,145
Orient-Express Hotels Ltd., Cl. A *	449,900	4,098,589
Wyndham Worldwide Corporation	173,900	4,439,667
		23,688,048
INDUSTRIAL CONGLOMERATES—0.7%
McDermott International Inc.*	236,700	5,564,817

INDUSTRIAL MACHINERY—4.6%
Duoyuan Global Water Inc. #*	556,447	11,234,665
SmartHeat Inc. *	931,000	6,014,260
SPX Corp.	344,600	20,524,376
		37,773,301
INTERNET RETAIL—2.9%
Expedia Inc.	373,400	8,468,712
NetFlix Inc. *	139,400	14,295,470
		22,764,182
INTERNET SOFTWARE & SERVICES—0.9%
OpenTable Inc.*	159,400	7,125,180

INVESTMENT BANKING & BROKERAGE—0.9%
Greenhill & Co., Inc.	103,200	7,022,760

IT CONSULTING & OTHER SERVICES—1.8%
Cognizant Technology Solutions Corp., Cl. A*§	268,100	14,627,536

LEISURE PRODUCTS—1.7%
Coach Inc.	161,800	5,981,746
Polo Ralph Lauren Corp., Cl. A	96,900	7,656,069
		13,637,815
LIFE SCIENCES TOOLS & SERVICES—1.0%
ICON PLC #*	231,398	5,460,993
Life Technologies Corp. *	66,600	2,863,134
		8,324,127
OFFICE SERVICES & SUPPLIES—0.2%
SYKES Enterprises Inc.*	93,100	1,475,635

OIL & GAS EQUIPMENT & SERVICES—1.1%
Cameron International Corp. *	99,500	3,939,205
National Oilwell Varco Inc.	115,250	4,513,190
		8,452,395
OIL & GAS EXPLORATION & PRODUCTION—4.2%
Nexen Inc.	671,057	13,890,880
Plains Exploration & Production Co. *	374,000	8,433,700
Quicksilver Resources Inc. *	886,300	11,158,517
		33,483,097
OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
BM&F Bovespa SA	1,779,787	13,107,880

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	108,200	4,255,506

PERSONAL PRODUCTS—0.6%
The Estee Lauder Companies Inc., Cl. A	74,500	4,637,625

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—4.4%
Allergan Inc.	59,700	$3,645,282
Auxilium Pharmaceuticals Inc. *	332,500	7,501,200
Medicis Pharmaceutical Corp., Cl. A	255,469	6,476,139
Mylan Inc. *	703,500	12,240,900
Optimer Pharmaceuticals Inc. *	557,474	5,061,864
		34,925,385
RAILROADS—0.6%
CSX Corp.	91,100	4,802,792

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
BR Malls Participacoes SA	311,420	4,638,491

REAL ESTATE SERVICES—1.2%
CB Richard Ellis Group, Inc. *	488,900	8,311,300
E-House China Holdings Ltd. #	99,700	1,625,110
		9,936,410
REGIONAL BANKS—0.4%
Fifth Third Bancorp	266,300	3,384,673

RESEARCH & CONSULTING SERVICES—1.0%
FTI Consulting Inc.*	224,400	7,932,540

RESTAURANTS—0.7%
McCormick & Schmick’s Seafood Restaurants Inc.*	668,576	5,288,436

SEMICONDUCTOR EQUIPMENT—2.0%
Lam Research Corp.*	374,500	15,800,155

SEMICONDUCTORS—7.9%
Altera Corp. §	417,100	11,562,012
Applied Micro Circuits Corporation *	554,200	6,628,232
Atheros Communications Inc. *	335,435	8,868,901
Marvell Technology Group Ltd. *	1,053,200	15,713,744
Micron Technology Inc. *	448,115	3,262,277
Netlogic Microsystems Inc. *	277,400	8,199,944
Skyworks Solutions Inc. *	490,700	8,601,971
		62,837,081
SPECIALIZED FINANCE—1.9%
CME Group Inc.	40,900	11,402,920
IntercontinentalExchange Inc. *	36,000	3,802,320
		15,205,240
STEEL—2.0%
Cliffs Natural Resources Inc.§	287,500	16,263,875

SYSTEMS SOFTWARE—0.9%
Red Hat Inc.*	220,000	7,073,000

THRIFTS & MORTGAGE FINANCE—1.0%
Ocwen Financial Corp. *	311,600	3,290,496
People’s United Financial Inc.	335,500	4,643,320
		7,933,816
TOBACCO—1.0%
ITC Ltd.*	1,194,200	7,925,719

TOTAL COMMON STOCKS (Cost $834,504,835)		766,904,604

	SHARES	VALUE
PURCHASE AGREEMENT—1.3%

OIL & GAS EXPLORATION & PRODUCTION—1.3%
Concho Resources Inc.*,(L2) (Cost $8,992,050)	198,500	$10,120,126

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.2%

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp., 4.00%, 10/1/14(L2) (Cost $9,031,483)	7,266,000	9,790,935

SHORT-TERM INVESTMENTS—2.4%

TIME DEPOSITS—2.4%
Citibank, London, 0.03%, 8/02/10(L2) (Cost $18,995,764)	18,995,764	18,995,764

Total Investments (Cost $871,524,132)(a)	101.3%	805,811,429
Liabilities in Excess of Other Assets	(1.3)	(10,284,266)

NET ASSETS	100.0%	$795,527,163

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

§	All or a portion of this security is held as collateral for long dated settlements.
*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $884,752,466 amounted to $78,941,037 which consisted of aggregate gross unrealized appreciation of $32,784,125 and aggregate gross unrealized depreciation of $111,725,162.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—96.2%

AEROSPACE & DEFENSE—2.1%
BE Aerospace Inc. *	353,905	$10,404,807
Esterline Technologies Corp. *	247,075	12,682,360
		23,087,167
AIRLINES—0.6%
Airtran Holdings Inc.*	1,466,290	7,067,518

APPAREL RETAIL—3.2%
Aeropostale Inc. *	327,525	9,311,536
AnnTaylor Stores Corp. *	726,900	12,749,825
Childrens Place Retail Stores Inc., /The *	240,250	10,054,462
Coldwater Creek Inc. *	1,079,550	4,231,836
		36,347,659
APPLICATION SOFTWARE—9.1%
Cadence Design Systems, Inc. *	1,281,500	8,919,240
Concur Technologies Inc. *	213,400	9,876,152
Informatica Corp. *	450,450	13,572,058
Nice Systems Ltd. #*	424,655	12,174,859
Pegasystems Inc.	397,886	12,238,973
QLIK Technologies Inc. *	312,250	4,487,033
SolarWinds Inc. *	243,250	3,361,715
Solera Holdings Inc.	361,150	13,716,476
Taleo Corp., Cl. A *	338,100	8,317,260
Ultimate Software Group Inc. *	159,150	5,134,179
VanceInfo Technologies Inc. #*	384,150	9,753,569
		101,551,514
AUTO PARTS & EQUIPMENT—1.0%
Dana Holding Corp.*	958,200	11,383,416

BIOTECHNOLOGY—2.2%
Acorda Therapeutics Inc. *	103,600	3,350,424
Cubist Pharmaceuticals Inc. *	198,200	4,277,156
Savient Pharmaceuticals Inc. *	727,100	9,961,270
United Therapeutics Corp. *	145,330	7,105,184
		24,694,034
CASINOS & GAMING—0.9%
WMS Industries Inc.*	269,700	10,386,147

COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	563,000	6,789,780

COMMODITY CHEMICALS—0.5%
STR Holdings Inc.*	240,650	5,390,560

COMMUNICATIONS EQUIPMENT—2.9%
Acme Packet Inc. *	71,200	2,012,112
Aruba Networks Inc. *	545,450	9,261,741
Finisar Corp. *	758,750	12,162,762
Riverbed Technology Inc. *	252,250	9,355,953
		32,792,568
COMPUTER STORAGE & PERIPHERALS—1.2%
QLogic Corp. *	621,350	9,891,892

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—(CONT.)
Smart Technologies Inc., Cl. A *	268,100	$4,126,059
		14,017,951
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	323,700	7,814,118

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Wright Express Corp.*	312,685	10,940,848

DISTRIBUTORS—1.1%
LKQ Corp.*	610,740	12,080,437

DIVERSIFIED CHEMICALS—0.1%
Solutia Inc.*	74,200	1,046,962

EDUCATION SERVICES—1.7%
American Public Education Inc. *	240,700	10,749,662
Grand Canyon Education, Inc. *	362,700	8,802,729
		19,552,391
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	235,785	13,378,441

ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
GrafTech International Ltd. *	686,400	10,762,752
Woodward Governor Co.	480,850	14,540,904
		25,303,656
ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Clean Harbors, Inc. *	148,950	9,407,682
Tetra Tech Inc. *	322,650	6,765,971
Waste Connections Inc. *	378,100	14,432,077
		30,605,730
FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	941,450	6,853,756

GOLD—0.4%
Gammon Gold Inc.*	686,750	4,086,163

HEALTH CARE DISTRIBUTORS—0.5%
Owens & Minor Inc.	143,650	3,905,843
PharMerica Corp. *	164,095	2,143,081
		6,048,924
HEALTH CARE EQUIPMENT—4.8%
Arthrocare Corp. *	196,900	5,272,982
Insulet Corp. *	666,250	9,853,837
MAKO Surgical Corp. *	581,940	6,383,882
NuVasive Inc. *	216,380	7,090,773
Sirona Dental Systems Inc. *	325,100	10,006,577
Thoratec Corp. *	223,150	8,207,456
Wright Medical Group Inc. *	435,850	6,803,619
		53,619,126
HEALTH CARE FACILITIES—1.5%
LifePoint Hospitals Inc. *	331,700	10,252,847
Select Medical Holdings Corp. *	930,250	6,093,138
		16,345,985

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—1.6%
Catalyst Health Solutions, Inc. *	311,700	$10,778,586
Gentiva Health Services Inc. *	374,650	7,729,030
		18,507,616
HEALTH CARE SUPPLIES—0.5%
AGA Medical Holdings Inc.*	350,100	5,072,949

HEALTH CARE TECHNOLOGY—1.8%
MedAssets Inc. *	411,100	9,623,851
Medidata Solutions Inc. *	710,700	10,717,356
		20,341,207
HOME ENTERTAINMENT SOFTWARE—0.0%
RealD Inc.*	16,900	287,300

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma Inc.	363,900	9,719,769

HOME FURNISHINGS—0.3%
Ethan Allen Interiors Inc.	217,350	3,334,149

HOTELS RESORTS & CRUISE LINES—1.8%
Gaylord Entertainment Co. *	374,000	10,842,260
Interval Leisure Group *	715,116	9,947,264
		20,789,524
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	274,850	10,826,342

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Towers Watson & Co.	240,500	10,704,655

INDUSTRIAL MACHINERY—3.2%
Actuant Corp., Cl. A	639,210	13,180,510
Clarcor Inc.	267,000	10,017,840
RBC Bearings Inc. *	417,390	12,801,351
		35,999,701
INTERNET RETAIL—1.1%
Shutterfly Inc.*	497,400	12,474,792

INTERNET SOFTWARE & SERVICES—3.3%
GSI Commerce Inc. *	471,322	10,614,171
LogMeIn, Inc. *	314,650	8,967,525
OpenTable Inc. *	248,850	11,123,595
VistaPrint Ltd. *	200,590	6,629,500
		37,334,791
INVESTMENT BANKING & BROKERAGE—1.5%
Greenhill & Co., Inc.	156,200	10,629,410
Knight Capital Group Inc. *	411,250	5,913,775
		16,543,185
IT CONSULTING & OTHER SERVICES—0.4%
SRA International, Inc. Cl. A*	217,400	4,830,628

LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	250,845	9,120,724

LEISURE PRODUCTS—1.6%
Carter’s Inc. *	322,000	7,805,280

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—(CONT.)
Phillips-Van Heusen Corp.	193,050	$10,017,365
		17,822,645
LIFE SCIENCES TOOLS & SERVICES—2.6%
Bruker Corp. *	862,450	11,358,466
ICON PLC #*	282,692	6,671,531
Parexel International Corp. *	525,792	10,794,510
		28,824,507
MANAGED HEALTH CARE—0.9%
Amerigroup Corp.*	281,850	10,078,956

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	272,000	7,730,240

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	374,200	3,330,380

OIL & GAS EQUIPMENT & SERVICES—1.4%
Acergy SA #	387,300	6,340,101
Cal Dive International Inc. *	803,650	4,757,608
Dril-Quip Inc. *	83,820	4,382,110
		15,479,819
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Kodiak Oil & Gas Corp. *	1,572,100	5,266,535
Mariner Energy Inc. *	274,350	6,554,222
Quicksilver Resources Inc. *	722,900	9,101,310
Rosetta Resources Inc. *	103,850	2,291,970
		23,214,037
PACKAGED FOODS & MEATS—2.2%
Diamond Foods, Inc.	234,250	10,433,494
Flowers Foods Inc.	300,850	7,289,596
Hain Celestial Group Inc. *	336,415	7,084,900
		24,807,990
PHARMACEUTICALS—2.6%
Auxilium Pharmaceuticals Inc. *	310,730	7,010,069
Eurand NV *	408,154	3,244,824
Medicis Pharmaceutical Corp., Cl. A	439,950	11,152,732
Optimer Pharmaceuticals Inc. *	890,812	8,088,573
		29,496,198
PUBLISHING—0.6%
The New York Times Company, Cl. A*	789,150	6,897,171

RAILROADS—1.1%
Genesee & Wyoming Inc., Cl. A*	297,900	12,178,152

REGIONAL BANKS—1.4%
Iberiabank Corporation	106,950	5,557,122
Investors Bancorp, Inc. *	418,650	5,496,875
Signature Bank *	150,150	5,771,766
		16,825,763
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	228,300	8,921,964

RESEARCH & CONSULTING SERVICES—1.9%
FTI Consulting Inc. *	234,060	8,274,021

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—(CONT.)
ICF International Inc. *	312,800	$7,194,400
Resources Connection Inc.	468,300	6,083,217
		21,551,638
RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	366,700	8,595,448
McCormick & Schmick’s Seafood Restaurants Inc. *	649,267	5,135,702
		13,731,150
SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	577,600	12,464,608

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems Inc.*	514,800	13,750,308

SEMICONDUCTORS—5.1%
Applied Micro Circuits Corporation *	770,450	9,214,582
Atheros Communications Inc. *	290,035	7,668,525
Mellanox Technologies Ltd. *	445,950	7,429,527
Monolithic Power Systems Inc. *	471,400	8,306,068
Netlogic Microsystems Inc. *	405,100	11,974,757
Skyworks Solutions Inc. *	644,963	11,306,201
		55,899,660
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	319,550	8,669,392

SPECIALTY CHEMICALS—0.9%
Rockwood Holdings Inc.*	377,850	11,036,998

SPECIALTY STORES—0.9%
Ulta Salon, Cosmetics & Fragrance, Inc.*	389,300	9,833,718

THRIFTS & MORTGAGE FINANCE—0.7%
Ocwen Financial Corp.*	699,750	7,389,360

TRUCKING—1.1%
Dollar Thrifty Automotive Group Inc.*	248,500	12,392,695

WIRELESS TELECOMMUNICATION SERVICES—1.1%
Syniverse Holdings Inc.*	549,650	12,273,685

TOTAL COMMON STOCKS (Cost $1,041,463,383)		1,081,673,217

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—4.1%

TIME DEPOSITS—4.1%
Citibank, London, 0.03%, 8/2/10(L2)	43,400,000	43,400,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	3,128,876	3,128,876
TOTAL TIME DEPOSITS (Cost $46,528,876)		46,528,876

Total Investments (Cost $1,087,992,259)(a)	100.3%	1,128,202,093
Liabilities in Excess of Other Assets	(0.3)	(3,287,832)

NET ASSETS	100.0%	$1,124,914,261

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,090,290,641 amounted to $37,911,452 which consisted of aggregate gross unrealized appreciation of $123,490,948 and aggregate gross unrealized depreciation of $85,579,496.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31. 2010 in valuing the Funds’ investments carried at fair value:

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$74,458,232	$74,458,232	—	—
Consumer Staples	39,526,385	39,526,385	—	—
Energy	82,106,718	82,106,718	—	—
Financials	52,189,551	52,189,551	—	—
Health Care	102,304,957	102,304,957	—	—
Industrials	112,529,707	112,529,707	—	—
Information Technology	328,701,589	328,701,589	—	—
Materials	43,573,452	43,573,452	—	—
TOTAL COMMON STOCKS	$835,390,591	$835,390,591	—	—

PURCHASE AGREEMENT
Energy	$8,258,481	—	$8,258,481	—

SHORT-TERM INVESTMENTS
Time Deposits	$51,941,859	—	$51,941,859	—
TOTAL INVESTMENTS IN SECURITIES	$895,590,931	$835,390,591	$60,200,340	—

Alger Large Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,505,756	$2,505,756	—	—
Consumer Staples	3,060,354	3,060,354	—	—
Energy	2,271,014	2,271,014	—	—
Financials	1,676,144	1,676,144	—	—
Health Care	3,445,082	3,445,082	—	—
Industrials	3,032,723	3,032,723	—	—
Information Technology	8,575,787	8,575,787	—	—
Materials	1,567,425	1,567,425	—	—
Telecommunication Services	161,283	161,283	—	—
Utilities	264,975	264,975	—	—
TOTAL COMMON STOCKS	$26,560,543	$26,560,543	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$331,454	—	$331,454	—
TOTAL INVESTMENTS IN SECURITIES	$26,891,997	$26,560,543	$331,454	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$118,021,270	$118,021,270	—	—
Consumer Staples	19,670,397	19,670,397	—	—
Energy	57,062,791	57,062,791	—	—
Financials	98,742,288	98,742,288	—	—
Health Care	133,591,709	133,591,709	—	—
Industrials	112,142,470	112,142,470	—	—
Information Technology	192,864,835	192,864,835	—	—
Materials	34,808,844	34,808,844	—	—
TOTAL COMMON STOCKS	$766,904,604	$766,904,604	—	—

CONVERTIBLE CORPORATE BONDS
Telecommunication Services	$9,790,935	—	$9,790,935	—

PURCHASE AGREEMENT
Energy	$10,120,126	—	$10,120,126	—

SHORT-TERM INVESTMENTS
Time Deposits	$18,995,764	—	$18,995,764	—
TOTAL INVESTMENTS IN SECURITIES	$805,811,429	$766,904,604	$38,906,825	—

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$212,969,426	$212,969,426	—	—
Consumer Staples	24,807,990	24,807,990	—	—
Energy	45,483,636	45,483,636	—	—
Financials	49,680,272	49,680,272	—	—
Health Care	213,029,502	213,029,502	—	—
Industrials	202,500,018	202,500,018	—	—
Information Technology	271,405,568	271,405,568	—	—
Materials	36,144,679	36,144,679	—	—
Telecommunication Services	12,273,685	12,273,685	—	—
Utilities	13,378,441	13,378,441	—	—
TOTAL COMMON STOCKS	$1,081,673,217	$1,081,673,217	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$46,528,876	—	$46,528,876	—
TOTAL INVESTMENTS IN SECURITIES	$1,128,202,093	$1,081,673,217	$46,528,876	—

For the 3 months ended July 31, 2010, significant transfers between Levels 1 and 2 were as follows:  Alger Capital Appreciation Institutional Fund and Alger Mid Cap Growth Institutional Fund transferred foreign securities totaling $98,289 and $9,890,681, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2010